Document and Entity information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Central Index Key	0001159508
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Annual Report	true
Document Period End Date	Dec. 31, 2024
Transition Report	false
Shell Company Report	false
Entity File Number	1-15242
Entity Registrant Name	Deutsche Bank Aktiengesellschaft
Entity Incorporation State Country Code	2M
Entity Common Stock, Shares Outstanding	1,945,125,755
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Entity Well Know Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Icfr Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	EY GmbH & Co. KG Wirtschaftspruefungsgesellschaft
Auditor Location	Eschborn
Auditor Firm ID	1251